Segment Reporting - Summary of Breakdown by Operating Segments (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Breakdown By Operating Segments [line items]
Revenue	S/ 6,080,142	S/ 6,190,317	S/ 7,582,912
Real estate [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue			215,764
Technical services [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue			563,874
Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	(499,564)	S/ (458,744)	S/ (449,760)
Annual Backlog Two Thousand Seventeen [Member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	9,072,850
Annual Backlog Two Thousand Seventeen [Member] | Engineering and construction [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	4,727,022
Annual Backlog Two Thousand Seventeen [Member] | Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	3,090,417
Annual Backlog Two Thousand Seventeen [Member] | Real estate [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	84,128
Annual Backlog Two Thousand Seventeen [Member] | Technical services [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	1,493,181
Annual Backlog Two Thousand Seventeen [Member] | Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	(321,897)
Annual Backlog Two Thousand Eighteen [Member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	3,921,691
Annual Backlog Two Thousand Eighteen [Member] | Engineering and construction [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	2,261,700
Annual Backlog Two Thousand Eighteen [Member] | Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	1,023,749
Annual Backlog Two Thousand Eighteen [Member] | Real estate [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	61,296
Annual Backlog Two Thousand Eighteen [Member] | Technical services [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	687,183
Annual Backlog Two Thousand Eighteen [Member] | Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	(112,237)
Annual Backlog Two Thousand Nineteen [Member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	2,626,709
Annual Backlog Two Thousand Nineteen [Member] | Engineering and construction [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	1,320,381
Annual Backlog Two Thousand Nineteen [Member] | Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	997,309
Annual Backlog Two Thousand Nineteen [Member] | Real estate [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	22,832
Annual Backlog Two Thousand Nineteen [Member] | Technical services [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	390,647
Annual Backlog Two Thousand Nineteen [Member] | Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	(104,459)
Annual Backlog Two Thousand Twenty [Member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	2,524,450
Annual Backlog Two Thousand Twenty [Member] | Engineering and construction [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	1,144,941
Annual Backlog Two Thousand Twenty [Member] | Infrastructure [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	1,069,358
Annual Backlog Two Thousand Twenty [Member] | Technical services [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	415,351
Annual Backlog Two Thousand Twenty [Member] | Elimination of intersegment amounts [member]
Schedule Of Breakdown By Operating Segments [line items]
Revenue	S/ (105,200)